12. Income Taxes (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 8,718,000	$ 4,060,000
Gross Deferred Tax Assets	(2,906,000)	(1,354,000)
Less Valuation Allowance	2,906,000	1,354,000
Total Deferred Tax Assets - Net	$ 0	$ 0